As filed with the Securities and Exchange Commission on
August 14, 2015

Securities Act File No.  333-184160
Investment Company Act File No.  811-22754

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
(Check appropriate box or boxes)

x	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No. ____
Post-Effective Amendment No. 5

x	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8

Morgan Creek Series Trust
(Exact Name of Registrant as Specified in Charter)

301 West Barbee Chapel Road,
Chapel Hill, NC 27517
(Address of Principal Executive Offices)

(919) 933-4004
(Registrant's Telephone Number)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
(Name and Address of Agent for Service)

Copies of Communications to:
Bibb L. Strench
Seward & Kissel LLP
901 K Street, NW
Suite 800
Washington, D.C.   20001

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Morgan Creek Series Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 4 filed July 24, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Morgan Creek Series, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chapel Hill in the State of North Carolina on the 14th day of August, 2015.

MORGAN CREEK SERIES TRUST

By:	/s/ Mark W. Yusko
Name:	Mark W. Yusko
Title:	Chairman, President and Trustee

Pursuant to the requirements of the 1933 Act, this Pre-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures			Title	Date
(1)		Principal Executive Officer	Chairman, President and Trustee	August 14, 2015

	By:	/s/ Mark W. Yusko
Mark W. Yusko

(2)		Principal Financial Officer	Treasurer	August 14, 2015

	By:	/s/ Mark B. Vannoy
Mark B. Vannoy

(3)		Trustees

		/s/ William C. Blackman*	Trustee	August 14, 2015
William C. Blackman

		/s/ Joshua S. Tilley*	Trustee	August 14, 2015
Michael Hennessy

		/s/ Michael S. McDonald*	Trustee	August 14, 2015
Michael S. McDonald

		/s/ Sean S. Moghavem*	Trustee	August 14, 2015
Sean S. Moghavem

		*By /s/ Mark B. Vannoy		August 14, 2015

Mark B. Vannoy, pursuant to Power of Attorney dated December 4, 2012 for Messrs. Blackman, McDonald, and Moghavem, and January 24, 2013 for Mr. Yusko, previously filed as Exhibit 28(q) to the Registrant's Pre-Effective Amendment No. 1 filed on May 14, 2013 and incorporated herein by reference and pursuant to Power of Attorney dated June 15, 2015 for Mr. Tilley, previously filed as Exhibit 28(q)(2) to the Registrant’s Post-Effective Amendment No. 4 filed on July 24, 2015 and incorporated herein by reference.

Exhibit Index

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase